Summary of Significant Accounting Policies - Summary of Changes in Deferred Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Short-term
Balance at December 31, 2018	$ 371,758
Recognition of the beginning deferred revenue into revenue, as a result of performance obligations satisfied	(363,454)
Cash received in advance during the period	805,697
Recognition of cash received in the period into revenue, as a result of performance obligations satisfied	(749,823)
Deferred revenue derecognized due to the disposition of SinglePlatform	(1,825)
Foreign translation impact	(702)
Reclassification between short-term and long-term	307,824
Balance at December 31, 2019	369,475
Long-term
Balance at December 31, 2018	96,140
Recognition of the beginning deferred revenue into revenue, as a result of performance obligations satisfied	0
Cash received in advance during the period	311,336
Recognition of cash received in the period into revenue, as a result of performance obligations satisfied	0
Deferred revenue derecognized due to the disposition of SinglePlatform	0
Foreign translation impact	0
Reclassification between short-term and long-term	(307,824)
Balance at December 31, 2019	$ 99,652